PROMISSORY NOTE AND CONVERTIBLE PROMISSORY NOTES	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
PROMISSORY NOTE AND CONVERTIBLE PROMISSORY NOTES

6. PROMISSORY NOTE AND CONVERTIBLE PROMISSORY NOTES

Convertible Notes

On May 6, 2025, the Company issued a lender a convertible note payable with principal of $275,000 and an original issue discount of $25,000. The note matures after 24 months and has an effective interest rate of 10%. As of December 31, 2025, the Company had an outstanding principal amount of $258,185 due to this convertible note payable.

As of December 31, 2025 and 2024, the Company has outstanding Convertible Promissory Notes that were issued prior to December 31, 2024 to various holders in an aggregate amount of $1,607,902 and $2,014,617, respectively. In aggregate, as of December 31, 2025 the principal amount includes an original issue discount (an “OID”) of 10%. All notes are due to mature 18 months from their respective effective date and mature beginning on May 25, 2021 through August 11, 2022. As of December 31, 2025, the outstanding Convertible Promissory Notes were in default.

During the years ended December 31, 2025 and 2024, the Company issued 22,443,508 shares of common stock upon conversion of the Notes and accrued interest.

Promissory Note

On September 12, 2025 the Company issued a promissory note with a principal balance of $58,823 and an original issue discount of $8,823, resulting in cash proceeds of $50,000. The promissory note bears interest at a rate of 12% per annum and matures on January 2, 2026. During the year ended December 31, 2025, the Company made principal repayments of $50,000 towards the promissory note. As of December 31, 2025 the Company had an outstanding principal amount of $8,666 due to the promissory note.

The following table summarizes the Notes activity during the years ended December 31, 2025 and 2024:

As of
December 31,2025
Convertible promissory notes, balance at December 31, 2023	$2,005,267
Issuances	-
Conversions	-
Debt discount	-
Amortization of debt discount	9,350
Convertible promissory notes, balance at December 31, 2024	2,014,617
Additions	333,824
Payments	(50,000)
Conversions	(406,837)
Debt discount (reversal)	(33,824)
Amortization of debt discount	16,973
Convertible promissory notes, balance at December 31, 2025	$1,874,753

As of December 31, 2025 and 2024, the Company recorded amortization of debt discount totaling $16,973 and $9,350, respectively, which is included in interest expense on the consolidated statement of operations.